OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LIABILITIES
11.	OTHER LIABILITIES

The local authorities in Zhuhai, PRC, operate certain government subsidy programs which are intended to encourage companies to invest in the high technology industry in Zhuhai.

For the year ended December 31, 2010, Actions Semiconductor Zhuhai were granted $302 advance subsidies, the total liabilities amounted to $2,585, in which $2,502 was repayable within one year, subject to the acknowledgement by the local authorities that all conditions attached to the grant are satisfied, and $83 are repayable after 2011 and therefore are recorded in non-current liabilities.

For the year ended December 31, 2011, Actions Semiconductor Zhuhai were further granted $711 advance subsidies, the total liabilities amounted to $2,412, in which $1,954 was repayable within one year, subject to the acknowledgement by the local authorities that all conditions attached to the grant are satisfied, and $458 are repayable after 2011 and therefore are recorded in non-current liabilities.

The estimated fair value of the advances granted to Actions Semiconductor Zhuhai based on the Group's borrowing interest rate from independent financial institution was approximately $2,447 and $2,252 at December 31, 2010 and 2011, respectively.